Stockholders' Equity - Schedule of Warrants to Purchase Common Stock Outstanding (Detail) - Tyme Technologies, Inc. and Subsidiaries [Member] - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Class of Warrant or Right [Line Items]
Warrants Outstanding	3,104,318	3,104,318	8,937,651
December 2015 | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issued	2015-12
Classification	Equity
Warrants Outstanding	446,500
Exercise Price	$ 5
Expiration	2025-12
February 2016 | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issued	2016-02
Classification	Equity
Warrants Outstanding	461,384
Exercise Price	$ 5
Expiration	2026-02
July 2016 | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issued	2016-07
Classification	Equity
Warrants Outstanding	29,767
Exercise Price	$ 5
Expiration	2026-06
May 2020 | Common Stock [Member]
Class of Warrant or Right [Line Items]
Issued	2020-05
Classification	Liability
Warrants Outstanding	2,166,667
Exercise Price	$ 1.8
Expiration	2024-04